UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                 FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tiger Management Corp.
Address: 101 Park Avenue
         New York, NY  10178

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Olson
Title:    Treasurer
Phone:    212-984-2500
Signature, Place, and Date of Signing:

   Steve Olson     New York, New York     August 14, 2000


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    4

Form 13F Information Table Value Total:    1068442


List of Other Included Managers:

 No.   13F File Number     Name

 01    28-5892             Tiger Management L.L.C.
 02    28-5890             Tiger Performance L.L.C.
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
                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

GTECH HLDGS CORP               COM              400518106   115470  5091255 SH       DEFINED 01 02         5091255        0        0
UNITED ASSET MGMT CORP         COM              909420101   183788  7864262 SH       DEFINED 01 02         7864262        0        0
US AIRWAYS GROUP INC           COM              911905107   643995 16512700 SH       DEFINED 01 02        16512700        0        0
XTRA CORP                      COM              984138107   125189  3175594 SH       DEFINED 01 02         3175594        0        0